ASSETS HELD FOR SALE - Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Assets Held For Sale [Line Items]
Cash and cash equivalents	$ 756	$ 651	$ 682	$ 556	$ 614	$ 624
Trade receivables and other current assets	1,060		992
Equity-accounted investments	999		1,014
Property, plant and equipment, at fair value	38,771		39,699
Goodwill	847		809
Deferred income tax assets	197		179
Total Assets	48,671		46,267
Current liabilities	18,155		15,453
Non-recourse borrowings	1,284		2,772
Deferred income tax liabilities	7,524		7,339
Other long-term liabilities	483		443
Liabilities	41,925		37,035
Assets and liabilities classified as held for sale
Assets Held For Sale [Line Items]
Cash and cash equivalents	36		6
Trade receivables and other current assets	11		9
Financial instrument assets	2		10
Equity-accounted investments	31		0
Property, plant and equipment, at fair value	2,654		441
Goodwill	25		0
Deferred income tax assets	1		0
Total Assets	2,760		466
Current liabilities	9		4
Non-recourse borrowings	752		133
Financial instrument liabilities	19		65
Deferred income tax liabilities	241		0
Provisions	1		8
Other long-term liabilities	9		10
Liabilities	$ 1,031		$ 220